JPMORGAN TRUST IV
390 MADISON AVENUE
NEW YORK, NEW YORK 10017
November 2, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-208312 and 811-23117
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information of the Funds listed in Appendix A do not differ from the Prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 161 (Amendment No. 162 under the Investment Company Act of 1940, as amended) filed electronically on October 27, 2026.
Please contact the undersigned at (212) 623-8476 or kiesha.astwood-smith@jpmchase.com if you have any questions.
Very truly yours,
/s/ Kiesha T. Astwood-Smith
Kiesha T. Astwood-Smith
Assistant Secretary

APPENDIX A
J.P. Morgan SmartRetirement Funds
JPMorgan SmartRetirement 2065 Fund
JPMorgan SmartRetirement 2070 Fund
J.P. Morgan SmartRetirement Blend Funds
JPMorgan SmartRetirement Blend 2065 Fund
JPMorgan SmartRetirement Blend 2070 Fund
J.P. Morgan U.S. Equity Funds
Class A, Class C, Class I Shares Prospectus
JPMorgan Equity Premium Income Fund
JPMorgan Hedged Equity 2 Fund
JPMorgan Hedged Equity 3 Fund